CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 123,648	$ 8,533
Restricted cash	126	0
Accounts receivable, net of allowance of $3,250 and $1,794, respectively	1,386	1,196
Prepaid expenses and other current assets	6,705	2,695
Total current assets	131,865	12,424
Property and equipment, net	41,340	32,530
Operating lease right-of-use assets	8,645	2,955
Deferred income tax assets	174	1,640
Other non-current assets	1,203	369
Total assets	183,227	49,918
Current liabilities
Accounts payable	9,180	6,650
Debt	0	108,473
Warrant liabilities	20,291	143,237
Earnout liabilities	3,111	0
Operating lease liabilities	2,063	985
Contract liabilities	2,654	935
Total current	4,895	23,435
Total current liabilities	42,194	283,715
Operating lease liabilities	6,426	2,083
Contract liabilities	1,000	1,000
Other non-current liabilities	1,607	2,552
Total liabilities	51,227	289,350
Commitments and contingencies
Redeemable Series X preferred stock, $0.00001 par value, none authorized and outstanding at June 30, 2022 and 2,500,000 shares authorized and 2,033,230 outstanding at December 31, 2021	0	21,306
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value; none authorized and outstanding at June 30, 2022 and 4,723,330 shares of Series A, 3,117,915 shares of Series B and 899,153 shares of Series B-1 authorized; 2,547,330 shares of Series A, 1,392,131 shares of Series B and 672,524 shares of shares of Series B-1 issued and outstanding at December 31, 2021	0	0
Common stock, $0.0001 par value; unlimited shares authorized; 75,411,506 Class A shares issued and outstanding, 13,582,640 Class B shares issued and outstanding as of June 30, 2022 and 20,000,000 authorized; 5,263,068 Class A shares issued and outstanding as of December 31, 2021	0	0
Treasury stock, at cost: 516,123 shares at June 30, 2022, and 4,128,413 shares at December 31, 2021	(8,603)	(170,949)
Additional paid-in capital	335,306	96,471
Accumulated other comprehensive loss	(408)	(86)
Accumulated deficit	(194,295)	(186,174)
Total stockholders’ equity (deficit)	132,000	(260,738)
Total liabilities, redeemable preferred stock and stockholders’ equity (deficit)	$ 183,227	$ 49,918